Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2012
Related Party Balances and Transactions
Related Party Balances and Transactions

(16)                          Related Party Balances and Transactions

The principal related party balances and transactions as of and for the years ended December 31, 2010 and 2011 are as follows:

a)                                     Amounts due from related parties:

	As of December 31,
	2011	2012
	RMB	RMB
Amount due from an affiliate and its subsidiaries, net (i)	353,136	100,684
Amounts due from noncontrolling shareholders (ii)	12,500	51,101
Total	365,636	151,785

b)                                     Amounts due to related parties:

	As of December 31,
	2011	2012
	RMB	RMB
Amounts due to noncontrolling shareholders (iii)	20,305	3,030

(i)               The Group agreed to grant a revolving loan with a maximum amount of US$50,000 (equivalent to RMB317,990 as per the agreement) to Sincere Fame and its subsidiaries pursuant to a facility letter entered in October 2011 (the “Facility”). The Facility is valid for two years and can be renewed upon mutual agreement. On January 1, 2012, the Group and Sincere Fame further entered into a supplemental loan agreement, which established the legal rights to offset the interests and amounts receivable or payable between the Group and Sincere Fame, and all the subsidiaries of the Group and Sincere Fame. As of December 31, 2011 and 2012, the amount due from Sincere Fame and its subsidiaries represented RMB 351,860 and RMB91,277 (US$14,651) principal receivable, RMB1,276 and RMB9,407  (US$1,510) interest receivable. These amounts are unsecured, bear interest at 7.3% and are repayable at the end of the two year term of the Facility.

(ii)            The Group granted a revolving loan with a maximum amount of RMB50,000 to Guangdong Jintaiping Asset Management Service Company (“Jintaiping”) pursuant to a facility letter entered in June 2012. The Group owns an equity interest of 19.5% of Jintaiping, and Jintaiping is also the non-controlling interest shareholder of one of the Group’s subsidiaries.  The loan is valid for one year and bears annual interest rate at 8%. As of December 31, 2012, the amounts due from noncontrolling shareholders represented RMB44,436 of principal receivable and RMB2,165 interest receivable from Jintaiping, and RMB4,500 of acquisition consideration refund receivable from the selling shareholder of a subsidiary acquired in 2010, which failed to meet its performance target pursuant to the acquisition agreement.

As of December 31, 2011, the amounts represent an acquisition consideration refund receivable from the selling shareholder of two subsidiaries acquired in 2009 and one subsidiary acquired in 2010, which failed to meet their performance targets pursuant to the acquisition agreements. These amounts have been fully settled in March 2012. During 2011, Huajie and Zhongxin were purchased from this noncontrolling shareholder.

(iii)         The amount was unsecured, interest-free and repayable on demand. As of December 31, 2012, the amount represented consideration payable for the acquisition of equity investment of Jintaiping.  As of December 31, 2011, the amount mainly represented consideration payable to noncontrolling shareholders for additional shares acquired.

c)                                      A subsidiary of the Company provided information technology service to an affiliate and charged nil, RMB5,000 and RMB5,660 for the year ended December 31,2010, 2011, and 2012, respectively.

The Group charged affiliates interest income of nil, RMB1,276 and RMB10,298 for loans receivable for the year ended December 31, 2010, 2011, and 2012, respectively.

d)                                     A subsidiary of the Group held a 30% equity interest in Beijing Fanhua Micro-credit Company Limited (“Micro-credit”), on behalf of Shenzhen Fanhua United Investment Group, which is a subsidiary of Sincere Fame.

e)                                      The Group has acquired non-controlling interests of a number of its subsidiaries from shareholders who are also employees of the Group in 2011 and 2012. The excess of the fair values of these non-controlling interests acquired from these equity shareholders over the transaction prices as of the respective transaction dates were considered to be compensation expenses, which amounted to RMB6,000 and RMB7,900, and had been charged to the consolidated statement of  income (loss) and comprehensive income (loss) for the years ended December 31, 2011 and 2012 respectively. The valuation of the equity of a private company is highly judgmental, so changes in the significant assumptions related to these valuations could materially affect the fair values of these entities and the related compensation expenses.

f)                                       One of the subsidiary Puyi Asset Management Co., Ltd (“Puyi Asset”) distributed certain wealth management products supplied by several of our affiliates. Commission revenues generated from those affiliates were nil, nil and RMB7,522 during the year 2010, 2011 and 2012.